Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Current assets
Cash and cash equivalents	$ 295,289	$ 457,740		$ 54,104
Accounts receivable, net	185,907	49,245		9,374
Inventories	86,977	80,813		126,264
Deposits, prepayments and other receivables, net	951,046	195,446		512,581
Deposit with a digital asset trading platform	2,674,042	1,000,000
Receivable from agents	1,272,640	1,191,795
Prepayments		197,706		1,262,228
Loan to A SPAC I				140,000
Due from shareholders				354,285
Total current assets	5,555,874	3,172,745		2,458,836
Non-current assets
Plant and equipment, net	329,360	273,096		162,157
Right-of-use assets, net	846,335	98,570		283,847
Intangible assets	24,242,555
Investment in Artwork	270,000
Financial assets	262,712
Deferred legal and professional fees	196,623
Other receivable, deposit and other receivables, net	3,854,609	33,333
Taxes recoverable	326
Prepayments	3,854,609	33,333		1,582,156
Total non-current assets	30,002,520	404,999		2,028,160
TOTAL ASSETS	35,558,394	3,577,744		4,486,996
Current liabilities
Accounts payable	797,718	1,298,964		172,626
Accrued liabilities and other payables	450,341	500,729		241,613
Contract liabilities	67,401	63,489		7,937
Operating lease liabilities, current	305,518	108,526		207,128
Finance lease liabilities, current				6,446
Convertible notes		82,447
Promissory note		500,000
Taxes payable		11,746		486,706
Total current liabilities	1,620,978	2,720,354		1,122,456
Non-current liabilities
Operating lease liabilities, non-current	298,081	10,231		118,979
Convertible notes, non-current	4,900,000	2,328,916
Total non-current liabilities	5,198,081	2,339,147		118,979
Total liabilities	6,819,059	5,059,501		1,241,435
Shareholders’ equity
Ordinary shares, value
Subscription receivable		(204,000)		(127,564)
Additional paid-in capital	13,063,507	122,505		4,331,815
Retained earnings / (Accumulated deficit)	16,562,336	(985,994)		(461,351)
Accumulated other comprehensive (loss) income	(249,711)	18,875		(7,288)
Equity attributable to the shareholders of the Company	29,376,132	(1,048,614)		3,735,612
Non-controlling interests	(636,797)	(433,143)		(490,051)
Total shareholders’ equity	28,739,335	(1,481,757)	[2]	3,245,561
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	35,558,394	3,577,744		4,486,996
Related Party
Current assets
Due from related parties	89,973
Current liabilities
Due to related parties		$ 154,453

[1]	Re-presented as mentioned in Note 23
[2]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued and in January 2026 of 1 share for every 3 shares issued respectively.